Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Operating Segments

(CAD$ in millions)	2024
	Copper	Zinc	Corporate	Total
Revenue (Note 7(a))	$5,542	$3,523	$—	$9,065
Cost of sales	(4,497)	(2,961)	—	(7,458)
Gross profit	1,045	562	—	1,607
Asset impairment (Note 9(a))	—	(1,038)	(15)	(1,053)
Operating income (expense) – other	13	39	(615)	(563)
Profit (loss) from operations	1,058	(437)	(630)	(9)
Finance income	23	1	210	234
Finance expense	(687)	(66)	(200)	(953)
Non-operating income (expense)	(94)	6	95	7
Share of profit of joint venture	3	—	—	3
Profit (loss) before taxes from continuing operations	303	(496)	(525)	(718)

Depreciation and amortization	(1,356)	(309)	(61)	(1,726)
Capital expenditures from continuing operations	2,267	345	23	2,635
	December 31, 2024
Goodwill (Note 19)	442	—	—	442
Total assets	$34,433	$4,187	$8,417	$47,037
33. Segmented Information (continued)

(CAD$ in millions)	2023
	Copper	Zinc	Corporate	Total
Revenue (Note 7(a))	$3,425	$3,051	$—	$6,476
Cost of sales	(2,713)	(2,651)	—	(5,364)
Gross profit	712	400	—	1,112
Operating income (expense) – other	56	(86)	(860)	(890)
Profit (loss) from operations	768	314	(860)	222
Finance income	23	1	86	110
Finance expense	(79)	(53)	(28)	(160)
Non-operating income (expense)	(190)	—	(59)	(249)
Share of profit of joint venture	2	—	—	2
Profit (loss) before taxes from continuing operations	524	262	(861)	(75)

Depreciation and amortization	(553)	(308)	(64)	(925)
Capital expenditures from continuing operations	4,018	298	24	4,340
	December 31, 2023
Goodwill from continuing operations	406	—	—	406
Goodwill from discontinued operations – Unallocated	—	—	—	702
Goodwill (Note 19)	406	—	—	1,108
Total assets from continuing operations	28,636	4,581	3,595	36,812
Total assets from discontinued operations – Unallocated	—	—	—	19,381
Total assets	$28,636	$4,581	$3,595	$56,193

Schedule of Geographical Areas
The geographical distribution of all our non-current assets in 2024 and 2023, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2024	December 31, 2023
Canada	$3,185	$21,678
Chile	24,497	22,400
United States	2,485	2,202
Peru	2,381	2,050
Mexico	219	165
Other	35	36
	$32,802	$48,531